Provisions - Summary of Movements in Other Provisions (Details) € in Millions	12 Months Ended
Dec. 31, 2024 EUR (€)
Disclosure of other provisions [line items]
Other provisions beginning balance	€ 1,100
Additions through business combinations	0
Charges	725
Releases	(136)
Utilisation	(265)
Currency translation	(22)
Other provisions ending balance	1,402
€ million Restructuring
Disclosure of other provisions [line items]
Other provisions beginning balance	175
Additions through business combinations	0
Charges	460
Releases	(45)
Utilisation	(129)
Currency translation	5
Other provisions ending balance	466
€ million Legal
Disclosure of other provisions [line items]
Other provisions beginning balance	241
Additions through business combinations	0
Charges	129
Releases	(30)
Utilisation	(54)
Currency translation	(4)
Other provisions ending balance	282
€ million Brazil indirect taxes
Disclosure of other provisions [line items]
Other provisions beginning balance	68
Additions through business combinations	0
Charges	15
Releases	(5)
Utilisation	(2)
Currency translation	(12)
Other provisions ending balance	64
€ million Other
Disclosure of other provisions [line items]
Other provisions beginning balance	616
Additions through business combinations	0
Charges	121
Releases	(56)
Utilisation	(80)
Currency translation	(11)
Other provisions ending balance	€ 590